FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2013
FAIR VALUE MEASUREMENTS
Schedule of Financial Assets Measured at Fair Value on Recurring Basis

	Quoted price in	Significant
	active markets	other	Significant
	for identical	observable	unobservable
	investments	inputs	inputs
	Level 1	Level 2	Level 3	Total
	RMB	RMB	RMB	RMB
As of December 31, 2012
Assets:
Available-for-sale investments	15,575	—	—	15,575

Total assets at fair value	15,575	—	—	15,575

As of December 31, 2013
Assets:
Available-for-sale investments	7,127	—	—	7,127

Total assets at fair value	7,127	—	—	7,127